                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21665

                                   ----------

                     Hatteras Multi-Strategy TEI Fund, L.P.
               (Exact name of registrant as specified in charter)

                     8540 Colonnade Center Drive, Suite 401
                          Raleigh, North Carolina 27615
               (Address of principal executive offices) (Zip code)

                                David B. Perkins
                     8540 Colonnade Center Drive, Suite 401
                          Raleigh, North Carolina 27615
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (919) 846-2324

                                   ----------

                        Date of fiscal year end: March 31

                                   ----------

                     Date of reporting period: June 30, 2007

                                   ----------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.
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ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

HATTERAS MULTI-STRATEGY TEI FUND, L.P. (1)

INVESTMENT IN HATTERAS MULTI-STRATEGY OFFSHORE FUND, LDC,
   AT VALUE - 100.07% (COST $143,874,773)                   $163,574,511
OTHER ASSETS IN EXCESS OF LIABILITIES - -0.07%                  (122,427)
                                                            ------------
NET ASSETS - 100.00%                                         163,452,084
                                                            ============

HATTERAS MULTI-STRATEGY OFFSHORE FUND, LDC (2)

INVESTMENT IN HATTERAS MASTER FUND, L.P., AT
   VALUE - 100.13% (COST $143,625,213)                      $163,780,434
OTHER LIABILITIES IN EXCESS OF ASSETS - (0.13%)                 (205,923)
                                                            ------------
NET ASSETS - 100.00%                                         163,574,511
                                                            ============

(1) INVESTS THE MAJORITY OF ITS ASSETS IN HATTERAS MULTI-STRATEGY OFFSHORE FUND, LDC. THE SCHEDULE OF INVESTMENTS IS INCLUDED BELOW.

(2) INVESTS THE MAJORITY OF ITS ASSETS IN HATTERAS MASTER FUND, L.P. THE SCHEDULE OF INVESTMENTS OF HATTERAS MASTER FUND, L.P. IS INCLUDED BELOW.

HATTERAS MASTER FUND, L.P.

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL
PERCENTAGES ARE AS FOLLOWS:

Absolute Return                (20.36%)
Energy and Natural Resources   (13.81%)
Enhanced Fixed Income          (18.57%)
Opportunistic Equity           (31.47%)
Private Equity Composite        (7.96%)
Real Estate Composite           (6.96%)

                                                         COST        FAIR VALUE
                                                     ------------   ------------
INVESTMENTS IN UNDERLYING FUNDS (99.13%)
   ABSOLUTE RETURN (20.36%)
      Black River Global Multi-Strategy
         Leveraged Fund, LLC (a, b)                  $  6,000,000   $  6,924,000
      Broad Peak Fund, L.P. (a, b)                      7,000,000      6,997,028
      Citadel Wellington Partners, LLC (a, b)           7,785,759     11,141,506
      Courage Special Situations Fund, L.P. (a, b)      4,827,675      6,050,858
      DE Shaw Composite Fund, LLC (a, b)               13,000,000     15,215,986
      Montrica Global Oppurtunities Fund, L.P.
         (a, b)                                        16,000,000     16,900,035
      OZ Asia Domestic Partners, L.P. (a, b)           12,000,000     13,747,045
      Paulson Partners Enhanced, L.P. (a, b)            5,000,000      5,753,476
      PSAM World Wide Partners, L.P. (a, b)             6,000,000      5,984,098
      Smith Breeden Mortgage Partners, L.P. (a, b)      4,413,258      4,944,980
      Stark Investments, L.P. (a, b)                   10,000,000     11,547,306
      Waterstone Market Neutral Fund, L.P. (a, b)       8,000,000      8,622,081
      Whitebox Diversified Convertible Arbitrage
         Fund, L.P. (a, b)                              5,000,000      5,002,500
                                                                    ------------
                                                                     118,830,899
                                                                    ------------
   ENERGY AND NATURAL RESOURCES (13.81%)
      Arclight Energy Partners Fund III, L.P.
         (a, b)                                         2,209,229      2,218,787
      Black River Commodity Multi Strategy Fund,
         L.P. (a, b)                                    7,000,000      7,792,737
      Cambridge Energy, L.P. (a, b)                     2,566,534      4,347,963
      CamCap Resources, L.P. (a, b)                     4,000,000      4,008,000
      Centennial Energy Partners, L.P. (a, b)          11,000,000     12,045,215
      Chilton Global Natural Resources Partners,
         L.P. (a, b)                                    4,000,000      4,036,000
      EnerVest Energy Institutional Fund X-A, L.P.
         (a, b)                                         2,795,467      2,964,992
      EnerVest Energy Institutional Fund XI-A,
         L.P. (a, b)                                    2,064,621      1,985,799
      Merit Energy Partners F-II, L.P. (a, b)             342,071        339,685
      Natural Gas Partners Energy Tech, L.P.
         (a, b)                                           391,100        357,291

      Natural Gas Partners VIII, L.P. (a, b)            2,449,540      2,906,551
      Ospraie Special Opportunities Fund, L.P.
         (a, b)                                         5,000,000      5,340,553
      Quantum Energy Partners IV, LP (a, b)               579,088        444,543
      Southport Energy Plus Partners, L.P. (a, b)       7,083,819     11,206,653
      State Street Research Energy and Natural
         Resources Hedge Fund, LLC (a, b)               3,000,000      2,962,500
      Touradji Deeprock Partners, L.P. (a, b)           4,000,000      4,354,665
      Treaty Oak Partners, L.P. (a, b)                 11,000,000     13,284,511
                                                                    ------------
                                                                      80,596,445
                                                                    ------------

   ENHANCED FIXED INCOME (18.57%)
      Anchorage Short Credit Fund II, L.P. (a, b)       6,000,000      6,390,000
      ARX Global High Yield Securities Fund I,
         L.P. (a, b)                                   11,000,000     12,499,936
      BDCM Partners I, L.P. (a, b)                     11,500,000     14,379,125
      Contrarian Capital Fund I, L.P. (a, b)           10,880,064     13,988,142
      D.B. Zwirn Special Opportunities Fund, L.P.
         (a, b)                                         6,500,000      7,935,156
      Drawbridge Special Opportunities Fund, L.P.
         (a, b)                                        10,800,000     11,810,748
      Greylock Global Opportunity Fund, L.P.
         (a, b)                                         4,922,405      5,732,997
      Halcyon Europe L.P. (a, b)                       10,000,000     10,418,558
      Lazard Emerging Income, L.P. (a, b)               3,000,000      3,581,065
      Melody Fund, L.P. (a, b)                          3,000,000      3,358,530
      Ore Hill Fund, L.P. (a, b)                        7,221,928      9,259,971
      The Rohathyn Group Local Currency
         Opportunity Partners, L.P. (a, b)              4,000,000      3,996,000
      Z Capital Partners, L.P. (a, b)                   5,000,000      5,012,500
                                                                    ------------
                                                                     108,362,728
                                                                    ------------
   OPPORTUNISTIC EQUITY (31.47%)
      Algebris Global Financials Fund, LP (a, b)     $  6,000,000      7,226,782
      Artis Technology Qualified 2X, L.P. (a, b)        7,000,000      9,360,048
      Asian Century Quest Fund (QP) L.P. (a, b)         3,000,000      3,500,614
      CCM Small Cap Value Qualified Fund, L.P.
         (a, b)                                         2,500,000      3,250,543
      Criterion Horizons Fund, LP (a, b)               11,000,000     11,709,431
      CRM Windridge Partners, L.P. (a, b)               4,522,017      5,528,095
      DE Shaw Oculus Fund LLC (a, b)                    5,000,000      6,630,156
      Ellerston GEMS Offshore Fund, L.P. (a, b)        13,000,000     15,301,544
      GMO Mean Reversion Fund A (a, b)                  5,770,065      6,981,597
      Gradient Europe Fund, L.P. (a, b)                 6,500,000     11,116,534
      Healthcor, L.P. (a, b)                           11,000,000     14,273,721
      Liberty Square Strategic Partners IV (Asia),
         L.P. (a, b)                                   11,000,000     12,775,999
      Samlyn Onshore Fund, L.P. (a, b)                  8,000,000      8,601,992
      Sansar Capital, L.P. (a, b)                      10,000,000     13,275,897
      SCP Domestic Fund, L.P. (a, b)                    4,002,947      6,163,593
      SR Global Fund, L.P. (Class C) International
         (a, b)                                         3,457,674      6,572,115
      SR Global Fund, L.P. (Class G) Emerging
         (a, b)                                         5,281,970      9,584,953
      SR Global Fund, L.P. (Class F) Europe (a, b)      4,219,803      4,219,803
      Standard Pacific Japan Fund, L.P. (a, b)          6,500,000      6,724,920
      The Platinum Fund Ltd. (a, b)                     2,535,461      3,319,787
      The Raptor Global Fund, L.P. (a, b)               2,500,000      3,290,129
      Visium Long Bias Fund, L.P. (a, b)               12,964,983     14,206,492
                                                                    ------------
                                                                     183,614,745
                                                                    ------------

   PRIVATE EQUITY COMPOSITE (7.96%)
      Actis Umbrella Fund, L.P. (a, b)                  1,312,797      1,356,890
      BDCM Opportunity Fund II, L.P. (a, b)             1,124,279      1,004,501
      Brazos Equity Fund II, L.P. (a, b)                1,842,079      1,688,586
      Carlyle Japan Partners II, L.P. (a, b)              233,036        203,826
      CJIP II Co-Invest, L.P. (a, b)                       49,224         47,637
      Claremont Creek Ventures, L.P. (a, b)               515,000        428,431
      Crosslink Crossover Fund IV, L.P. (a, b)          4,403,262      5,491,478
      Crosslink Crossover Fund V, L.P. (a, b)           3,000,000      3,342,365
      Dace Ventures I, L.P. (a, b)                        105,339         81,955
      Encore Consumer Capital Fund, LP. (a, b)          1,784,957      1,723,935
      Gavea Investment Fund II, LP. (a, b)              1,000,000      1,000,000
      Great Point Partners I, L.P. (a, b)                 450,000        351,262
      Halifax Fund II, L.P. (a, b)                        501,438        382,449
      Hancock Park Capital III, L.P. (a, b)          $  1,800,000      2,235,958
      Integral Capital Partners VII, L.P. (a, b)        6,000,000      7,428,045
      OCM European Principal Opportunties Fund,
         L.P. (a, b)                                    3,080,307      3,741,916
      OCM Mezzanine Fund II, L.P. (a, b)                2,800,000      2,874,942
      Pipe Equity Partners, LLC (a, b)                  3,824,693      4,724,578
      Private Equity Investment Fund IV, L.P.
         (a, b)                                         1,284,695      1,435,209
      Roundtable Healthcare Partners II, L.P.
         (a, b)                                           799,353        757,909
      Sanderling Venture Partners VI Co-Investment
         Fund, L.P. (a, b)                                350,000        294,559
      Sanderling Venture Partners VI, L.P. (a, b)         450,000        385,684
      Sterling Capital Partners II, L.P. (a, b)         1,072,765      1,187,324
      Strategic Value Global Opportunities
         Fund I-A, LP (a, b)                            2,747,239      2,576,470
      VCFA Private Equity Partners IV, L.P. (a, b)        741,858        788,166
      VCFA Venture Partners V, L.P. (a, b)                800,000        728,426
      Voyager Capital Fund III, L.P. (a, b)               181,122        175,000
                                                                    ------------
                                                                      46,437,501
                                                                    ------------
   REAL ESTATE COMPOSITE (6.96%)
      Benson Elliot Real Estate Partners II, L.P.
         (a, b)                                         1,528,076      1,354,216
      Colony Investors VII, L.P. (a, b)                 2,225,645      2,594,418
      ING Clarion CRA Hedge Fund, L.P. (a, b)           2,356,915      3,428,474
      ING Clarion Global, L.P. (a, b)                   3,000,000      3,482,810
      Oak Hill REIT Plus Fund, L.P. (a, b)              6,000,000      6,468,099
      ORBIS Real Estate Fund I, L.P. (a, b)               769,870        683,830
      Rockwood Capital Real Estate Partners
         Fund VII, LP (a, b)                            2,668,042      2,599,202
      Security Capital Preferred Growth, Inc. b         1,714,042      1,489,704
      Third Avanue Real Estate Opportunities Fund,
         LP (a, b)                                      5,000,000      5,282,673
      Transwestern Mezzanine Realty Partner II,
         LLC b                                          1,593,717      1,610,234
      WCP Real Estate Fund I, LP (a, b)                 3,113,515      3,064,745
      Wells Street Global Partners, LP (a, b)           6,686,675      8,566,954
                                                                    ------------
                                                                      40,625,359
                                                                    ------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS
      (COST $492,997,419)                                            578,467,677
   OTHER ASSETS IN EXCESS OF LIABILITIES (0.87%)                       5,056,083
                                                                    ------------
   PARTNERS' CAPITAL - 100.00%                                      $583,523,760
                                                                    ============

(a) - Non-income producing securities

(b) - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and value of restricted securities as of June 30, 2007 was $492,997,419 and $578,467,677 respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Multi-Strategy TEI Fund, L.P.


By (Signature and Title)*     /s/ David B. Perkins
                          -----------------------------------------------------
                          David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ David B. Perkins
                          -----------------------------------------------------
                          David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date August 28, 2007


By (Signature and Title)*     /s/ J. Michael Fields
                          -----------------------------------------------------
                          J. Michael Fields, Chief Financial Officer
                          (principal financial officer)

Date August 28, 2007

* Print the name and title of each signing officer under his or her signature.